LEASES - OPERATING LEASES, RIGHT-OF-USE ASSETS, AND LEASE LIABILITIES	12 Months Ended
Dec. 31, 2023
Disclosure Of Leases [Abstract]
LEASES - OPERATING LEASES, RIGHT-OF-USE ASSETS, AND LEASE LIABILITIES [Text Block]

9. LEASES - OPERATING LEASES, RIGHT-OF-USE ASSETS, AND LEASE LIABILITIES

Operating Leases

The Company elected to apply recognition exemption under IFRS 16 on its short-term rent agreements related to its office and equipment rentals. For the year ended December 31, 2023, the Company expensed $259,787 (December 31, 2022 - $77,823; December 31, 2021 - $93,154) related to these operating leases. The Company's short-term lease commitment as of December 31, 2023 was $113,043 (December 31, 2022 - $30,461).

Right-of-Use Assets ("ROU")

Integra amended its head office lease agreement on December 15, 2023, reducing the lease space and extending the lease term to February 28, 2029. This amendment has been accounted for as a lease modification under IFRS 16. Lease liability was remeasured at the modification date, to reflect revised discounted payments, and corresponding adjustments were made to the carrying amount of the ROU asset.

DeLamar renewed its Boise office lease agreement on March 1, 2023, extending the lease term from July 31, 2023 to July 30, 2024. This exercise of renewal option from the original agreement has been accounted for as change of estimate of lease liabilities under IFRS 16.

A summary of the changes in ROU assets for the years ended December 31, 2023 and 2022 is as follows:

Right-of-Use Assets	Vancouver Head office	Vehicles	Equipment	DeLamar Boise Office and JV Mining Camp	Nevada Warehouses and Rental Property	Total
Balance, December 31, 2021	205,240	290,690	38,310	225,471	-	759,711
Additions (change of estimate)	522,797	(38,928)	-	-	-	483,869
Depreciation	(122,817)	(140,214)	(38,310)	(105,093)	-	(406,434)
Translation differences	(13,123)	-	-	-	-	(13,123)
Balance, December 31, 2022	592,097	111,548	-	120,378	-	824,023
Additions (change of estimate and lease modification)	(24,148)	52,928	-	24,850		53,630
Additions - merger (Note 11)	-	-	-	-	377,071	377,071
Depreciation	(119,279)	(110,937)	-	(102,598)	(111,383)	(444,197)
Translation differences	14,237	-	-	-	-	14,237
Balance, December 31, 2023	$462,907	$53,539	$-	$42,630	$265,688	$824,764

Lease Liabilities

A summary of the changes in lease liabilities for the years ended December 31, 2023 and 2022 is as follows:

Lease Liabilities	Vancouver Head office	Vehicles	Equipment	DeLamar Boise Office and JV Mining Camp	Nevada Warehouses and Rental Property	Total
Balance, December 31, 2021	270,940	282,503	41,707	245,575	-	840,725
Additions (change of estimate)	630,922	-	-	-	-	630,922
Payments - principal portion	(157,736)	(131,550)	(40,198)	(109,623)	-	(439,107)

Adjustments	(117,879)	(41,508)	(1,509)	-	-	(160,896)
Translation differences	(17,323)	-	-	-	-	(17,323)
Balance, December 31, 2022	608,924	109,445	-	135,952	-	854,321
Additions (change of estimate and lease modification)	(42,948)	52,928	-	103,529	-	113,509
Additions (merger) (Note 11)	-	-	-	-	542,293	542,293
Payments - principal portion	(57,996)	(106,252)	-	(194,730)	(87,823)	(446,801)

Adjustments	-	678	-	-	1,725	2,403
Translation differences	14,641	-	-	-	-	14,641
Balance, December 31, 2023	$522,621	$56,799	$-	$44,751	$456,195	$1,080,366

The applied interest rates in these leases ranged between 6.34% and 10.00%. Lease liability calculations were based on the assumption that no purchase option will be exercised at the end of the lease terms.

Carrying lease liabilities amounts are as follows:

	Current lease liability	Long-term lease liability	Total lease liabilities
Balance, December 31, 2022	231,526	622,795	854,321
Balance, December 31 2023	$361,877	$718,489	$1,080,366

The Company subleases on a short-term basis a portion of its Vancouver head office to four companies for a rent income of $113,732, in the current year ended December 31, 2023 (December 31, 2022 - $111,046; December 31, 2021 - $71,797). The total rent income is recognized in the consolidated statement of operations and comprehensive loss, under the "Rent income - sublease". The lease receivable related to the sublease of one of the Company's Nevada warehouses, is reported in the consolidated statements of financial position (see Note 6).